Provisions for tax, labor and civil risks	12 Months Ended
Dec. 31, 2023
Provisions for tax, labor and civil risks
Provisions for tax, labor and civil risks

19.      Provisions for tax, labor and civil risks

19.1.   Provisions for probable losses

The Company, in the ordinary course of its business, is subject to tax, civil and labor lawsuits. Management, supported by its legal advisors' opinion, assesses the probability of the outcome of the lawsuits in progress and the need to record a provision for risks that are considered sufficient to cover the probable losses.

The table below presents the position of provisions for disputes, probable losses and judicial deposits which refer to lawsuits in progress.

	2023	2022
Provisions
Service tax (ISSQN) Lawsuit – Company Zenvia (a)	39,855	37,525
Labor provisions and other provisions	2,352	2,225
Total provisions	42,207	39,750
Judicial deposits
Service tax (ISSQN) judicial deposits – Lawsuit Company Zenvia (a)	(39,895)	(37,561)
Labor appeals judicial and other deposits	(591)	(220)
Total judicial deposits	(40,486)	(37,781)
Total	1,721	1,969

(a) The amount of the liability related to the provision and judicial deposits for tax risk refers to the lawsuit filed by the City of Porto Alegre about the service tax (ISSQN) against Zenvia Brazil itself.

19.2.   Contingencies with possible losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. On December 31, 2023, the total amount of contingencies classified as possible was R$75,655 (R$66,725 as of December 31, 2022). The most relevant cases are set below:

Taxes: The Company is involved in disputes related to: (i) administrative claim imposed by the authority of the city of Porto Alegre related to differences in the tax classification and rates of SMS A2P (application-to-person short message service) services in the amount of R$23,161 (R$21,867 as of December 31, 2022); (ii) administrative claim imposed by the authority of the city of Porto Alegre related to the supposed debit of municipal tax (ISSQN) after Zenvia Mobile transferred its headquarters from the city of Porto Alegre to the city of São Paulo in the amount of R$7,510 (R$6,736 as of December 31, 2022); (iii) administrative claims in the amount of R$40,640 (R$37,396 as of December 31, 2022) related to a fine imposed by the Brazilian federal tax authority for failure to pay income taxes on capital gain from the acquisition of Kanon Serviços em Tecnologia da Informação Ltda. By Zenvia Mobile from Spring Mobile Solutions Inc. in previous years.

Labor: the labor contingencies assessed as possible losses totaled R$2,551 as of December 31, 2023 (R$68 as of December 31, 2022). Labor-related actions essentially consist of issues related to commission differences, variable compensation and salary parity.

Civil: the civil contingencies assessed as possible losses totaled R$961 as of December 31, 2023 (R$633 as of December 31, 2022).

Changes in provisions are as follows:

Provision
Balance at January 1, 2022	36,076
Additions	4,396
Reversals	(248)
Payments	(474)
Balance at December 31, 2022	39,750
Additions	5,731
Reversals	(1,689)
Payments	(1,585)
Balance at December 31, 2023	42,207

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2022	34,707
Additions	3,255
Reversals	(114)
Payments	(67)
Balance at December 31, 2022	37,781
Additions	2,705
Reversals	-
Payments	-
Balance at December 31, 2023	40,486